Deutsche Investment Management Americas Inc.
                           One Beacon Street
                           Boston, MA 02108

                           October 1, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Floating Rate Plus Fund (the "Fund"), a series of DWS Portfolio Trust (the "Trust") (Reg. Nos. 2-13627 File No. 811-42),


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 102 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 26, 2008.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

                                 Very truly yours,



                                 /s/Caroline Pearson

                                 Caroline Pearson, Esq.,
                                 Managing Director
                                 Deutsche Investment Management Americas Inc.


mal/CP

cc:      Thomas Hiller, Esq. / Ropes & Gray LLP